LOANS PAYABLE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LOANS PAYABLE

NOTE 20 — LOANS PAYABLE

As of December 31, 2024 and 2023, loans payable consisted of:

	As of December 31,
	2024	2023
Loans payable – current portion	$229,815	$2,467,656
Loans payable – non-current portion	10,033,989	254,455
	$10,263,804	$2,722,111

In September of 2019, the Company obtained lines of credit in the aggregate amount of S$400,000 (approximately $296,912 at the 2019 exchange rate) for working capital and business expansions requirements in Wealth Dynamics Pte Ltd, which the Company drew down on in full. Loans in the amount of S$100,000 (approximately $74,228 at the 2019 exchange rate) shall be repaid over 36 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 8% per annum plus a margin of 0.88%, subject to adjustment. The Company has the option to prepay the loan before its maturity date, subject to a fee of 6.88% if paid within twelve months from the drawdown date. Loans in the amount of S$300,000 (approximately $222,684 at the 2019 exchange rate) shall be repaid over 60 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 6.25% per annum, subject to adjustment. The loans are secured by personal guarantees of the Director. During the year ended December 31, 2024, the Company repaid the balance loan by aggregate of S$52,513, approximately $39,188 at the 2024 exchange rate (2023 — S$70,017, approximately $52,108 at the 2023 exchange rate) of principal plus the respective accrued interest.

Education Angels has obtained line of credit for working capital requirement in 2020, 2021 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal as of December 31, 2024 and December 31, 2023 are as follows:

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2024	Outstanding as of December 31, 2023
IRD Loan	2020	$20,063	72 Months	3.25%	$3,088	$10,247
Juke NWN765	2021	$19,679	36 Months	1.30%	$-	$5,500
Qashqai NWN767	2021	$22,258	36 Months	1.20%	$-	$6,990
Qashqai NWN766	2022	$22,258	36 Months	1.20%	$-	$7,396

Mastermind Principles and Property Investors Network has obtained line of credit for the working capital requirement in 2020 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal amount as of December 31, 2024 and December 31, 2023 are as follows –

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2024	Outstanding as of December 31, 2023
Lloyds CBIL (MPL)	2020	$239,540	60 Months	2.80%	$74,344	$126,067
Funding Circle Loan (MPL)	2022	$380,804	48 Months	9.30%	$121,576	$235,504
The Funding Circle (PIN)	2022	$116,054	48 Months	9.30%	$37,052	$69,271
Lloyds Bounceback Loan	2022	$51,378	72 Months	2.50%	$17,731	$30,764
Other loans	2021	$14,269	-	-	$10,013	$14,269

On July 26, 2023, Genius Group Ltd. executed and delivered a bridge note with an accredited investor in the face amount of $3.2 million, which has a $200,000 original issue discount. Pursuant to the bridge note, $2,000,000 delivered to a bank account identified by the Company. The balance of $1,000,000 was cancelled based on the mutual agreement between both the parties. The loan was fully repaid in January 2024.

On April 29, 2024, Genius Group Ltd, executed and entered into a promissory note with an accredited investor with a face value of $5,720,000, which has issuance discount of $720,000. Pursuant to the promissory note, $3,000,000 was delivered in April 2024 and $2,000,000 in May 2024. The loan was fully repaid by November 2024.

On December 27, 2024, Genius Group Ltd entered into a BTC backed loan with Arch Lending. The Company enabled a loan of $10,000,000 at an interest rate of 13.90% per annum. The Company deposited 208.71799579 as a collateral. The loan tenure is 18 months with the interest due on a monthly basis and a loan repayment due on maturity. The loan was subsequently refinanced in January 2025.

The details of the bridge loan and outstanding balance as of December 31, 2024 and December 31, 2023 are as follows –

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2024	Outstanding as of December 31, 2023
Bridge Loan (Alto Opportunity)	2023	$2,200,000	4 Months	0%	$-		$2,177,329
Promissory note (Alto Opportunity)	2024	5,720,000	18 Months	0%	$-	$
Arch Lending (BTC Collateral)	2024	10,000,000	18 Months	13.90%	$10,000,000		$-

Annual estimated total principal repayments are $229,815 in 2025 and $10,037,077 in 2026